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Alliance
Government
Reserves
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                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

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


STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)                       Alliance Government Reserves
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                    Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            AND AGENCIES-93.5%
            FEDERAL NATIONAL
            MORTGAGE
            ASSOCIATION-38.3%
$   18,000  4.70%, 9/22/99 FRN......       5.55%          $   17,893,764
   150,000  4.73%, 6/18/99 .........       4.85              146,689,000
   102,650  4.74%, 6/10/99 .........       4.85              100,487,507
   195,000  4.77%, 1/25/99 .........       4.83              194,379,900
    92,000  4.80%, 5/17/99 .........       4.90               90,331,733
   146,000  4.80%, 6/10/99 .........       4.92              142,885,333
    95,300  4.83%, 5/05/99 .........       4.93               93,714,526
    41,800  4.84%, 5/07/99 .........       4.94               41,091,908
   142,500  4.87%, 4/20/99 .........       4.95              140,398,798
    64,000  4.88%, 4/15/99 .........       4.95               63,098,667
    92,000  4.88%, 4/16/99 .........       4.96               90,690,533
    29,800  4.90%, 4/05/99 .........       4.98               29,418,726
    70,000  4.92%, 2/19/99 .........       4.98               69,531,233
    41,800  4.92%, 4/05/99 .........       5.00               41,263,009
    56,773  4.96%, 3/01/99 .........       5.02               56,311,499
    91,300  4.96%, 3/19/99 .........       5.02               90,331,408
    51,973  4.96%, 3/23/99 .........       5.02               51,392,981
    45,000  4.97%, 3/15/99 .........       5.03               44,546,488
   142,500  4.97%, 3/18/99 .........       5.03              141,004,858
   138,500  4.98%, 5/21/99 FRN......       5.06              138,456,818
    49,700  4.99%, 3/03/99 .........       5.05               49,279,773
    92,000  5.03%, 3/03/99 FRN......       5.07               91,994,074
    45,700  5.04%, 2/04/99 .........       5.09               45,482,468
    47,000  5.07%, 2/18/99 .........       5.14               46,682,280
    93,000  5.08%, 2/16/99 .........       5.15               92,396,327
    94,000  5.08%, 2/19/99 .........       5.15               93,350,042
    93,000  5.14%, 4/28/99 FRN......       5.19               92,984,783
    90,000  5.52%, 3/05/99 MTN......       5.62               89,992,233
    35,000  5.84%, 3/29/99 MTN......       5.69               35,011,081
                                                          --------------
                                                           2,421,091,750
                                                          --------------
            FEDERAL HOME
            LOAN MORTGAGE
            CORP.-29.0%
    26,500  5.60%, 4/21/99 .........       4.95               26,545,199
    75,000  3/04/99 ................       4.87               74,376,125
    13,000  4/23/99 ................       4.97               12,802,631
    95,000  2/12/99 ................       4.98               94,454,700
    50,000  4/07/99 ................       4.98               49,346,667
    67,500  4/09/99 ................       4.98               66,600,544
    42,700  4/05/99 ................       5.00               42,152,005
    37,000  4/09/99 ................       5.00               36,505,454
     5,800  4/12/99 ................       5.00                5,720,103
    30,000  4/01/99 ................       5.01               29,628,750

    10,000  4/13/99 ................       5.01                9,860,033
   192,500  3/30/99 ................       5.02              190,170,750
   141,100  3/10/99 ................       5.04              139,772,719
    93,600  3/26/99 ................       504               92,516,736
   138,600  1/29/99 ................       5.06              138,051,751
     8,000  2/03/99 ................       5.07                7,963,186
    91,300  2/22/99 ................       5.07               90,637,974
    98,500  2/23/99 ................       5.07               97,770,580
    95,000  1/22/99 ................       5.09               94,721,808
    69,600  2/11/99 ................       5.09               69,200,496
    18,819  2/26/99 ................       5.09               18,671,166
    95,000  3/12/99 ................       5.09               94,074,542
   150,000  1/28/99 ................       5.11              149,434,125
    31,500  1/25/99 ................       5.15               31,392,900
    65,500  1/26/99 ................       5.15               65,268,021
    44,000  2/25/99 ................       5.16               43,658,511
    64,133  2/25/99 ................       5.17               63,634,277
                                                          --------------
                                                           1,834,931,753
                                                          --------------
            STUDENT LOAN
            MARKETING
            ASSOCIATION-17.5%
   187,000  5.00%, 11/04/99 ........       5.00              187,000,000
    84,000  5.28%, 6/30/99 FRN......       5.30               83,995,921
    45,000  5.29%, 6/17/99 FRN......       5.29               45,000,000
   140,000  5.29%, 12/03/99 FRN.....       5.33              139,948,449
   189,000  5.31%, 11/24/99 FRN.....       5.34              188,949,203
    84,000  5.32%, 9/30/99 FRN......       5.32               84,000,000
   184,000  5.34%, 2/04/00 .........       5.36              183,960,637
   189,000  5.39%, 11/09/99 FRN.....       5.45              188,904,682
                                                          --------------
                                                           1,101,758,892
                                                          --------------
            FEDERAL HOME
            LOAN BANK-8.7%
    50,000  4.75%, 6/30/99 .........       4.87               48,812,500
    25,000  4.75%, 7/13/99 .........       4.87               24,363,368
    20,000  4.80%, 2/24/99 .........       4.84               19,856,000
   140,000  5.00%, 10/27/99 ........       5.00              140,000,000
    57,000  5.02%, 2/24/99 .........       5.06               56,570,790
    50,000  5.03%, 11/05/99 ........       5.03               50,000,000
    18,000  5.08%, 8/12/99 FRN......       5.59               17,944,351
   120,000  5.10%, 8/18/99 FRN......       5.15              119,962,356
    73,000  5.56%, 3/25/99 .........       5.71               72,977,700
                                                          --------------
                                                             550,487,065
                                                          --------------
            Total U.S. Government
            and Agencies
            (amortized cost
            $5,908,269,460).........                       5,908,269,460
                                                          --------------

STATEMENT OF NET ASSETS (continued)                 Alliance Government Reserves
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                    Value
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS-6.3%
            ABN Amro
$  200,000  5.10%, dated 12/31/98,
            due 1/04/99 in the
            amount of $200,113,333
            (cost $200,000,000;
            collateralized by
            $50,000,000 FFCB 31331R,
            value $51,575,111,
            $50,000,000 FFCB 31331R,
            value $51,575,111,
            $50,000,000 FHLB3133M6,
            value $50,145,971 and
            $49,830,000 FHLB 3133M6,
            value $49,975,475) (b) ...     5.10%          $  200,000,000
            Paine Webber, Inc.
    50,000  4.80%, dated 12/31/98,
            due 1/29/99 in the
            amount of $50,193,333
            (cost $50,000,000;
            collateralized by
            $36,354,000 FNCL 440831,
            value $35,905,304 and
            $15,581,000 FNCL 440831,
            value $16,388,693) (b) ...     4.80               50,000,000

            Paine Webber, Inc.
$  150,000  5.10%, dated 11/18/98,
            due 1/19/99 in the
            amount of $151,317,500
            (cost$150,000,000;
            collateralized by
            $56,206,000 FNCI 190831,
            value $57,582,848,
            $23,357,000 FNCI 402301,
            value $23,924,040,
            $17,040,000 FNCT 323034,
            value $17,447,937 and
            $53,397,000 FNCI 303116M,
            value $54,708,617) (b) ...     5.10%          $  150,000,000
                                                          --------------
            Total Repurchase
            Agreements
            (amortized cost
            $400,000,000).............                       400,000,000
                                                          --------------
            TOTAL INVESTMENTS-99.8%
            (amortized cost
            $6,308,269,460)...........                     6,308,269,460
            Other assets less
            liabilities-0.2%..........                        13,259,264
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            6,322,375,574 shares
            outstanding)..............                    $6,321,528,724
                                                          ==============

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(a) All securities either mature or their interest rate changes in one year or less.

(b) Repurchase agreements which are terminable within 7 days.

    Glossary of Terms:

    FRN   Floating Rate Note
    MTN   Medium Term Note

    See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)      Alliance Government Reserves
================================================================================

INVESTMENT INCOME
   Interest .....................................................                   $ 151,876,787

EXPENSES
   Advisory fee (Note B) ........................................   $ 13,238,266
   Distribution assistance and administrative service (Note C) ..     12,024,706
   Transfer agency (Note B) .....................................      2,283,341
   Registration fees ............................................        262,419
   Printing .....................................................        244,199
   Custodian fees ...............................................        239,046
   Audit and legal fees .........................................         42,812
   Trustees' fees ......          5,612
   Miscellaneous ................................................         14,569
                                                                    ------------
   Total expenses ...............................................                      28,354,970
                                                                                    -------------
   Net investment income ........................................                     123,521,817

REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions .................                          21,952
                                                                                    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                   $ 123,543,769
                                                                                    =============

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See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                  Alliance Government Reserves
================================================================================

                                                                Six Months Ended
                                                                December 31, 1998     Year Ended
                                                                   (unaudited)      June 30, 1998
                                                                 ---------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ....................................    $  123,521,817    $  198,248,141
   Net realized gain on investment transactions .............            21,952             2,080
                                                                 --------------    --------------
   Net increase in net assets from operations ...............       123,543,769       198,250,221

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ....................................      (123,521,817)     (198,248,141)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ....................................     1,412,795,898     1,146,223,601
                                                                 --------------    --------------
   Total increase ...........................................     1,412,817,850     1,146,225,681

NET ASSETS
   Beginning of year ........................................     4,908,710,874     3,762,485,193
                                                                 --------------    --------------
   End of period ............................................    $6,321,528,724    $4,908,710,874
                                                                 ==============    ==============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)                       Alliance Government Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1998.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $911,053 for the six months ended December 31, 1998.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $7,088,534. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Government Reserves
================================================================================

connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $4,936,172 of which $84,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998 the Portfolio had a capital loss carryforward of $868,802, of which $80,153 expires in 2001, $236,674 expires in 2002 and $551,975 expires in the year 2003.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 1998, capital paid-in aggregated $6,322,375,574. Transactions, all at $1.00 per share, were as follows:

                                                                                     Six Months Ended       Year Ended
                                                                                     December 31, 1998       June 30,
                                                                                        (unaudited)            1998
                                                                                      ---------------    ---------------
Shares sold .......................................................................     3,283,369,935     13,439,392,768
Shares issued on reinvestments of dividends .......................................       123,521,817        198,248,141
Shares redeemed ...................................................................    (1,994,095,854)   (12,491,417,308)
                                                                                      ---------------    ---------------
Net increase ......................................................................     1,412,795,898      1,146,223,601
                                                                                      ===============    ===============

FINANCIAL HIGHLIGHTS                                Alliance Government Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                              Ended
                                           December 31,                       Year Ended June 30,
                                               1998      -----------------------------------------------------------------------
                                            (unaudited)      1998           1997           1996          1995           1994
                                          -------------  -------------  ------------   -----------   ------------   ------------
Net asset value, beginning of year.......     $ 1.00         $ 1.00        $ 1.00         $ 1.00        $ 1.00         $ 1.00
                                              ------         ------        ------         ------        ------         ------
Income from Investment Operations
Net investment income....................      .0220          .0463(a)      .0443          .0461(a)      .0439(a)       .0244(a)
                                              ------         ------        ------         ------        ------         ------
Less: Dividends
Dividends from net investment income.....     (.0220)        (.0463)       (.0443)        (.0461)       (.0439)        (.0244)
                                              ------         ------        ------         ------        ------         ------
Net asset value, end of period...........     $ 1.00         $ 1.00        $ 1.00         $ 1.00        $ 1.00         $ 1.00
                                              ======         ======        ======         ======        ======         ======
Total Return
Total investment return based on net
   asset value (b).......................       4.42%(c)       4.74%         4.53%          4.72%         4.48%          2.48%

Ratios/Supplemental Data
Net assets, end of period (in millions)..     $6,322         $4,909        $3,762         $3,205        $2,514         $2,061
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements......................       1.00%(c)       1.00%         1.00%          1.00%         1.00%          1.00%
   Expenses, before waivers and
     reimbursements......................       1.00%(c)       1.01%         1.00%          1.01%         1.05%          1.04%
   Net investment income.................       4.36%(c)       4.63%(a)      4.44%          4.60%(a)      4.42%(a)       2.46%(a)


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(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c) Annualized.

                                                              -----------------
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Alliance Government Reserves                                    U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
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                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Government Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |2| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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